FAIR VALUE MEASUREMENTS - Valuation methodology and unobservable inputs for Level 3 assets (Details 2) - Nonrecurring basis - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, fair value	$ 4,476	$ 659	$ 3,670
Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans, fair value	$ 4,476	$ 659	$ 3,670